FINANCIAL INSTRUMENTS - Significant Unobservable Input Information (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Changes in fair value of the Company's asset and liability measured on a recurring basis using significant unobservable inputs (Level 3)
Fair value assets amount transfer from level 1 to level 2	$ 0.0	$ 0.0
Fair value assets amount transfer from level 2 to level 1	0.0	0.0
Fair value liabilities amount transfer from level 1 to level 2	0.0	0.0
Fair value liabilities amount transfer from level 2 to level 1	$ 0.0	$ 0.0